Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in total equity	$ (10,048)	$ (12,036)
Cumulative effect of change in accounting principle
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in total equity			$ 3,000